UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-1880

The Income Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: July 31

Date of reporting period: October 31, 2005

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds ®]

The Income Fund of America®
Investment portfolio

October 31, 2005		unaudited

Common stocks — 62.56%	Shares	Market value (000)

FINANCIALS — 16.74%
Citigroup Inc.	16,135,000	$738,660
Société Générale	4,886,500	558,015
HSBC Holdings PLC (United Kingdom)	23,617,825	371,047
HSBC Holdings PLC (Hong Kong)	10,543,396	164,981
Washington Mutual, Inc.	12,765,000	505,494
U.S. Bancorp	16,935,000	500,937
Wells Fargo & Co.	7,606,800	457,929
Lloyds TSB Group PLC	55,811,400	455,928
Bank of America Corp.	9,005,550	393,903
Equity Residential	8,587,700	337,067
Boston Properties, Inc.	4,340,600	300,456
iStar Financial, Inc.[1]	7,240,000	266,939
J.P. Morgan Chase & Co.	6,950,000	254,509
Equity Office Properties Trust	7,890,000	243,012
Wachovia Corp.	4,650,000	234,918
Regions Financial Corp.	6,810,000	221,665
Fidelity National Financial, Inc.	5,792,000	216,968
Kimco Realty Corp.	6,580,000	194,900
Hang Lung Properties Ltd.	133,883,000	191,708
Developers Diversified Realty Corp.	4,270,000	186,514
ING Groep NV	6,376,076	183,845
ABN AMRO Holding NV	7,261,976	171,777
Banco Itaú Holding Financeira SA, preferred nominative	7,010,000	168,072
Westpac Banking Corp.	10,380,425	160,899
Arthur J. Gallagher & Co.[1]	5,403,700	158,977
Fannie Mae	3,006,200	142,855
Fortis	4,880,000	138,953
Bank of Nova Scotia	3,600,000	131,023
Cathay Financial Holding Co., Ltd.	70,288,000	123,758
PNC Financial Services Group, Inc.	2,000,000	121,420
Hospitality Properties Trust	2,960,100	117,516
Sky Financial Group, Inc.	4,140,000	116,251
Bank of New York Co., Inc.	3,675,000	114,991
St. George Bank Ltd.	5,624,451	114,448
Allied Capital Corp.	3,848,020	103,973
St. Paul Travelers Companies, Inc.	2,200,480	99,088
Montpelier Re Holdings Ltd.[1]	4,465,000	89,746
General Growth Properties, Inc.	1,900,000	80,712
DnB NOR ASA	7,500,000	76,731
XL Capital Ltd., Class A	1,175,000	75,270
Westfield Group	5,702,912	70,760
Unibail Holding	531,000	$70,155
Sunstone Hotel Investors, Inc.[1]	3,108,400	69,628
Banco Santander Central Hispano, SA	5,030,828	64,175
Health Care Property Investors, Inc.	2,442,300	62,157
Allstate Corp.	975,000	51,470
Archstone-Smith Trust	1,252,000	50,794
Regency Centers Corp.	900,000	50,103
Hysan Development Co. Ltd.	21,815,601	47,279
KBC Groupe SA	525,000	42,801
SunTrust Banks, Inc.	550,000	39,864
Fulton Financial Corp.	2,302,563	38,706
Unibanco-União de Bancos Brasileiros SA, units (GDR)	642,000	33,577
Daegu Bank, Ltd.	2,173,630	25,934
Fubon Financial Holding Co., Ltd.	26,830,000	23,220
Federal Realty Investment Trust	345,000	20,924
Beverly Hills Bancorp Inc.[1]	1,939,517	19,783
Newcastle Investment Corp.	736,000	19,349
FirstMerit Corp.	650,000	17,140
Pusan Bank	1,355,840	14,098
Mega Financial Holding Co., Ltd.	3,321,000	2,175
		10,119,947

UTILITIES — 8.51%
Dominion Resources, Inc.	5,158,498	392,459
National Grid Transco PLC	42,885,918	391,666
Consolidated Edison, Inc.	7,480,700	340,372
E.ON AG	3,650,000	330,824
Southern Co.	9,165,000	320,683
Duke Energy Corp.	11,242,393	297,699
Exelon Corp.	5,710,000	297,091
Scottish Power PLC	29,008,000	283,644
Entergy Corp.	3,572,600	252,654
FirstEnergy Corp.	5,304,780	251,977
Ameren Corp.	4,785,000	251,691
Progress Energy, Inc.	5,377,898	234,423
Equitable Resources, Inc.	5,470,000	211,415
DTE Energy Co.	4,539,100	196,089
Public Service Enterprise Group Inc.	2,660,000	167,287
PPL Corp.	5,000,000	156,700
Xcel Energy Inc.	7,093,700	130,028
NSTAR	4,271,200	116,177
Edison International	2,500,000	109,400
American Electric Power Co., Inc.	2,500,000	94,900
Cinergy Corp.	1,923,600	76,752
KeySpan Corp.	2,160,000	74,671
FPL Group, Inc.	1,500,000	64,590
MDU Resources Group, Inc.	1,770,000	58,357
Northeast Utilities	1,346,500	24,493
PG&E Corp.	550,000	20,009
		5,146,051

TELECOMMUNICATION SERVICES — 7.55%
BellSouth Corp.	38,750,000	$1,008,275
SBC Communications Inc.	40,145,000	957,458
Verizon Communications Inc.	14,900,000	469,499
Chunghwa Telecom Co., Ltd. (ADR)	14,889,400	257,884
Chunghwa Telecom Co., Ltd.	42,803,000	72,554
Koninklijke KPN NV	34,169,500	325,269
AT&T Corp.	16,250,000	321,425
Deutsche Telekom AG	16,630,000	294,081
Telefónica, SA	10,894,400	173,846
TDC A/S	2,760,300	154,580
Vodafone Group PLC	50,535,000	132,470
Belgacom SA	3,792,000	127,113
Teléfonos de México, SA de CV, Class L (ADR)	6,200,000	125,116
KT Corp. (ADR)	1,755,000	37,820
KT Corp.	738,480	29,652
BCE Inc.	1,741,916	43,002
Sprint Nextel Corp.	760,501	17,727
Dobson Communications Corp., Class A2,3	2,290,483	16,698
XO Communications, Inc.[2]	6,837	15
		4,564,484

CONSUMER STAPLES — 6.18%
Altria Group, Inc.	9,670,000	725,733
General Mills, Inc.	9,187,900	443,408
H.J. Heinz Co.	12,470,000	442,685
ConAgra Foods, Inc.	18,485,000	430,146
Reynolds American Inc.	4,431,600	376,686
Albertson’s, Inc.	8,690,000	218,206
Unilever NV (New York registered)	2,590,000	182,103
Unilever NV	500,000	35,188
Diageo PLC	11,350,000	167,577
Sara Lee Corp.	8,000,000	142,800
Gallaher Group PLC	7,186,186	111,501
UST Inc.	2,650,000	109,683
SABMiller PLC	4,311,000	81,258
Imperial Tobacco Group PLC	2,765,839	79,227
Tesco PLC	13,978,669	74,337
Foster’s Group Ltd.	12,093,270	52,395
Woolworths Ltd.	3,510,482	42,823
Lion Nathan Ltd.	3,200,000	18,860
		3,734,616

ENERGY — 5.97%
Royal Dutch Shell PLC, Class A (ADR)	10,752,000	667,054
Royal Dutch Shell PLC, Class B	8,469,142	275,992
Royal Dutch Shell PLC, Class B (ADR)	3,021,565	197,641
Royal Dutch Shell PLC, Class A	1,340,000	41,336
Chevron Corp.	11,998,300	684,743
Marathon Oil Corp.	10,335,000	621,754
Kinder Morgan, Inc.	3,141,000	285,517
ENI SpA	9,190,000	246,360
ConocoPhillips	2,600,000	169,988
Occidental Petroleum Corp.	1,800,000	$141,984
Enbridge Inc.	3,100,000	94,506
TOTAL SA (ADR)	645,000	81,283
Exxon Mobil Corp.	1,385,000	77,754
Husky Energy Inc.	520,000	23,993
		3,609,905

MATERIALS — 5.36%
Weyerhaeuser Co.	10,450,000	661,903
Dow Chemical Co.	13,567,500	622,206
International Paper Co.	12,318,640	359,458
E.I. du Pont de Nemours and Co.	8,250,000	343,942
Akzo Nobel NV	6,720,075	289,961
DSM NV	4,000,000	143,628
Lyondell Chemical Co.	4,920,000	131,856
Eastman Chemical Co.	2,000,000	105,520
RPM International, Inc.	5,385,000	100,269
MeadWestvaco Corp.	3,180,000	83,380
UPM-Kymmene Corp.	4,100,000	79,287
Alcoa Inc.	3,200,000	77,728
Temple-Inland Inc.	2,017,578	74,307
Phelps Dodge Corp.	416,600	50,188
Stora Enso Oyj, Class R	3,264,275	41,757
Worthington Industries, Inc.	1,701,800	34,240
Holmen AB, Class B	942,900	27,543
Freeport-McMoRan Copper & Gold Inc., Class B	300,000	14,826
		3,241,999

INDUSTRIALS — 4.54%
General Electric Co.	21,723,000	736,627
R.R. Donnelley & Sons Co.[1]	13,474,000	471,859
Waste Management, Inc.	13,050,000	385,105
Emerson Electric Co.	5,185,000	360,617
Hubbell Inc., Class B	3,213,100	154,743
Avery Dennison Corp.	2,700,000	152,955
Cooper Industries, Ltd., Class A	2,100,000	148,869
Caterpillar Inc.	2,400,000	126,216
Sandvik AB	2,000,000	96,446
Wesfarmers Ltd.	2,205,000	58,803
Brambles Industries PLC	5,103,000	29,460
Macquarie Infrastructure Company Trust	560,900	16,827
Singapore Technologies Engineering Ltd.	4,823,000	7,258
Delta Air Lines, Inc.[2,3]	542,911	358
		2,746,143

HEALTH CARE — 2.91%
Bristol-Myers Squibb Co.	26,143,000	553,447
Merck & Co., Inc.	13,653,300	385,296
Eli Lilly and Co.	6,103,800	303,908
GlaxoSmithKline PLC	9,335,000	242,475
Pfizer Inc	6,925,000	150,550
Wyeth	1,431,500	63,788
Schering-Plough Corp.	3,000,000	61,020
Clarent Hospital Corp.[1,2,4]	484,684	242
		1,760,726

CONSUMER DISCRETIONARY — 1.95%
General Motors Corp.	8,775,000	$240,435
Clear Channel Communications, Inc.	7,045,000	214,309
ServiceMaster Co.	13,973,750	175,790
DSG International PLC	45,000,000	114,579
Tupperware Corp.[1]	3,865,000	88,624
Publishing & Broadcasting Ltd.	5,955,100	71,709
KangwonLand Inc.	4,155,395	69,688
Kingfisher PLC	16,678,565	62,521
Kesa Electricals PLC	13,644,958	57,905
Pearson PLC	4,300,000	47,748
Harrah’s Entertainment, Inc.	585,300	35,399
TI Automotive Ltd., Class A2,4	7,000,000	—
		1,178,707

INFORMATION TECHNOLOGY — 0.71%
Microsoft Corp.	14,360,000	369,052
Premier Farnell PLC[1]	23,550,000	57,881
ZiLOG, Inc.[2]	455,000	1,251
		428,184

MISCELLANEOUS — 2.14%
Other common stocks in initial period of acquisition		1,295,559

Total common stocks (cost: $32,049,869,000)		37,826,321

Preferred securities — 1.17%

FINANCIALS — 0.96%
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[3,5]	124,434,000	136,417
Fannie Mae, Series O, 7.00% preferred[3]	2,350,000	129,250
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[3,5]	55,950,000	61,980
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[3,5]	24,300,000	26,278
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[3,5]	37,500,000	44,007
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[3,5]	10,000,000	15,023
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[3,5]	52,000,000	58,025
Public Storage, Inc., Series V, 7.50% cumulative preferred depositary shares	400,000	10,316
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[3,5]	13,750,000	15,979
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[3,5]	4,200,000	4,418
Duke Realty Corp., Series B, 7.99% preferred cumulative step-up premium rate	300,000	15,131
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares	520,000	13,946
Simon Property Group, Inc., Series G, 7.89% preferred cumulative step-up premium rate	200,000	10,381
iStar Financial, Inc., Series F, 7.80% cumulative redeemable preferred[1]	400,000	10,160
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,5]	6,500,000	7,191
ACE Ltd., Series C, 7.80% preferred depositary shares	256,550	6,699
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate	112,500	5,776
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate	50,000	5,197
RBS Capital Trust I 4.709% noncumulative trust preferred[5]	4,550,000	4,283
ING Capital Funding Trust III 8.439% noncumulative preferred[5]	3,000,000	3,414
		583,871

CONSUMER DISCRETIONARY — 0.02%
Delphi Corp., Series A, 8.25% cumulative trust preferred 2033[6]	1,201,245	8,889

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. — MOD III Inc., units[2,4]	513	$0

TELECOMMUNICATION SERVICES — 0.00%
XO Communications, Inc. 14.00% preferred 2009[2,4,7]	12	0

MISCELLANEOUS — 0.19%
Other preferred stocks in initial period of acquisition		112,401

Total preferred securities (cost: $686,364,000)		705,161

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
American Tower Corp., warrants, expire 2008[2,3]	3,000	966
XO Communications, Inc., Series A, warrants, expire 2010[2]	13,674	4
XO Communications, Inc., Series B, warrants, expire 2010[2]	10,256	3
XO Communications, Inc., Series C, warrants, expire 2010[2]	10,256	2
Allegiance Telecom, Inc., warrants, expire 2008[2,3,4]	20,000	0
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	0

Total warrants (cost: $818,000)		975

Convertible securities — 3.39%	Shares or principal amount

FINANCIALS — 0.96%
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	6,400,000 units	175,040
Chubb Corp. 7.00% convertible preferred 2005	1,800,000 units	60,642
Chubb Corp. 7.00% convertible preferred 2006	1,600,000 units	53,808
Fannie Mae 5.375% convertible preferred	1,065	97,314
Genworth Financial, Inc. 6.00% convertible preferred 2007	2,400,000 units	84,072
UnumProvident Corp. 8.25% ACES convertible 2006	2,100,000 units	82,530
XL Capital Ltd. 6.50% ACES convertible preferred 2007	1,340,000 units	28,797
		582,203

INFORMATION TECHNOLOGY — 0.67%
Nortel Networks Corp. 4.25% convertible notes 2008	$80,000,000	75,100
Nortel Networks Corp. 4.25% convertible notes 2008[3]	$40,000,000	37,550
ASM Lithography Holding NV 5.75% convertible notes 2006[3]	$57,500,000	61,531
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007	$57,500,000	55,487
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022[5]	$50,000,000	55,000
International Rectifier Corp. 4.25% convertible notes 2007	$52,000,000	50,570
Micron Technology, Inc. 2.50% convertible notes 2010[3]	$32,000,000	37,040
Liberty Media Corp. 3.50% exchangeable debentures 2031	$25,000,000	24,375
LSI Logic Corp. 4.00% convertible notes 2006	$3,000,000	2,951
Fairchild Semiconductor Corp. 5.00% convertible notes 2008	$2,500,000	2,462
		402,066

HEALTH CARE — 0.44%
Schering-Plough Corp. 6.00% convertible preferred 2007	2,499,900	$131,795
Baxter International Inc. 7.00% convertible preferred 2006	1,407,500 units	76,244
Sepracor Inc. 5.00% convertible subordinated debentures 2007	$46,000,000	45,942
Incyte Corp. 3.50% convertible notes 2011[3]	$15,000,000	11,494
		265,475

CONSUMER DISCRETIONARY — 0.40%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,965,600	126,463
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009	$59,137,000	56,919
General Motors Corp., Series B, 5.25% convertible senior debentures 2032	$20,000,000	13,200
General Motors Corp., Series C, 6.25% convertible preferred 2033	$1,000,000	18,350
Liberty Media Corp. 3.25% exchangeable debentures 2031	$25,000,000	18,688
Six Flags, Inc. 7.25% PIERS convertible preferred 2009	400,000	9,220
		242,840

INDUSTRIALS — 0.31%
Tyco International Group SA, Series B, 3.125% convertible debentures 2023[3]	$50,000,000	64,188
Allied Waste Industries, Inc., Series D, 6.25%, convertible preferred 2008	240,000	59,998
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031	422,000	38,270
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031[3]	178,000	16,142
Kansas City Southern 4.25% convertible preferred[3]	15,000	11,706
		190,304

UTILITIES — 0.15%
PG&E Corp. 9.50% convertible note 2010	$28,000,000	76,300
AES Trust VII 6.00% convertible preferred 2008	325,000	15,925
		92,225

MATERIALS — 0.14%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred[3]	50,000	55,388
Inco Ltd. 0% convertible notes LYON 2021	$26,000,000	27,918
		83,306

ENERGY — 0.14%
El Paso Corp. 4.99% convertible preferred[3]	75,000	81,750

TELECOMMUNICATION SERVICES — 0.10%
American Tower Corp. 5.00% convertible debentures 2010	$38,100,000	38,100
Liberty Media Corp. 4.00% exchangeable debentures 2029	$36,000,000	21,420
		59,520

CONSUMER STAPLES — 0.08%
Albertson’s, Inc. 7.25% convertible preferred 2007	1,900,000 units	45,980

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition		2,525

Total convertible securities (cost: $1,928,801,000)		2,048,194

unaudited

	Principal amount	Market Value
Bonds & notes — 22.80%	(000)	(000)

CONSUMER DISCRETIONARY — 4.74%
General Motors Acceptance Corp. 6.125% 2007	$12,500	$12,313
Residential Capital Corp. 6.375% 2010[3]	29,900	30,401
General Motors Acceptance Corp. 7.75% 2010	27,180	27,373
General Motors Acceptance Corp. 6.875% 2011	110,880	107,639
General Motors Corp. 7.20% 2011	111,189	92,843
General Motors Acceptance Corp. 7.25% 2011	144,295	142,083
General Motors Acceptance Corp. 6.875% 2012	18,455	17,801
General Motors Acceptance Corp. 7.00% 2012	57,310	55,663
General Motors Corp. 7.125% 2013	17,035	13,543
General Motors Acceptance Corp. 6.07% 2014[5]	22,000	20,713
General Motors Corp. 7.70% 2016	4,100	2,921
General Motors Corp. 8.25% 2023	7,000	5,197
General Motors Acceptance Corp. 8.00% 2031	3,450	3,571
Delphi Automotive Systems Corp. 6.55% 2006[6]	17,105	12,187
Delphi Automotive Systems Corp. 6.50% 2009[6]	54,466	38,807
Delphi Corp. 6.50% 2013[6]	72,580	51,713
Delphi Automotive Systems Corp. 7.125% 2029[6]	104,355	74,353
Clear Channel Communications, Inc. 4.625% 2008	14,000	13,773
Chancellor Media Corp. of Los Angeles 8.00% 2008	23,750	25,319
Clear Channel Communications, Inc. 7.65% 2010	15,550	16,657
Clear Channel Communications, Inc. 5.75% 2013	6,580	6,375
Clear Channel Communications, Inc. 5.50% 2014	64,170	60,369
Clear Channel Communications, Inc. 6.875% 2018	1,000	997
Ford Motor Credit Co. 6.50% 2007	1,000	988
Ford Motor Credit Co. 7.375% 2009	84,500	80,696
Ford Motor Credit Co. 5.72% 2010[5]	5,055	4,596
Ford Motor Credit Co. 7.875% 2010	29,000	27,941
Ford Motor Credit Co. 7.375% 2011	5,250	4,936
J.C. Penney Co., Inc. 8.00% 2010	39,205	42,552
J.C. Penney Co., Inc. 9.00% 2012	14,920	17,108
J.C. Penney Co., Inc. 7.65% 2016	4,000	4,402
J.C. Penney Co., Inc. 7.95% 2017	24,386	27,368
J.C. Penney Co., Inc. 7.125% 2023	1,272	1,347
J.C. Penney Co., Inc. 7.625% 2097	18,500	18,407
DaimlerChrysler North America Holding Corp. 6.40% 2006	2,925	2,950
DaimlerChrysler North America Holding Corp. 4.05% 2008	2,560	2,487
DaimlerChrysler North America Holding Corp. 4.75% 2008	1,440	1,426
DaimlerChrysler North America Holding Corp. 7.20% 2009	24,450	25,826
DaimlerChrysler North America Holding Corp. 4.875% 2010	10,000	9,706
DaimlerChrysler North America Holding Corp. 8.00% 2010	15,000	16,398
DaimlerChrysler North America Holding Corp. 7.75% 2011	25,000	27,356
DaimlerChrysler North America Holding Corp. 6.50% 2013	3,200	3,322
Cox Communications, Inc. 7.75% 2006	6,000	6,128
Cox Communications, Inc. 4.407% 2007[5]	8,250	8,317
Cox Communications, Inc. 7.875% 2009	12,500	13,578
Cox Communications, Inc. 4.625% 2010	33,250	32,115
Cox Communications, Inc. 7.75% 2010	10,000	10,878
Cox Communications, Inc. 5.45% 2014	13,500	13,136
Mirage Resorts, Inc. 7.25% 2006	4,960	5,047
MGM MIRAGE 6.00% 2009	35,100	34,661
Mandalay Resort Group 6.50% 2009	7,122	7,140
MGM MIRAGE 8.50% 2010	22,830	24,599
MGM MIRAGE 6.75% 2012	9,150	9,150
Liberty Media Corp. 7.75% 2009	$10,950	$11,466
Liberty Media Corp. 7.875% 2009	33,350	35,057
Liberty Media Corp. 5.70% 2013	19,180	17,398
Liberty Media Corp. 8.25% 2030	10,740	10,127
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	9,000	9,067
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 0%/13.50% 2011[8]	4,375	3,237
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[3]	36,730	37,051
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	13,350	12,916
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[3]	10,000	10,075
Time Warner Inc. 8.18% 2007	20,000	21,063
AOL Time Warner Inc. 6.875% 2012	17,700	18,970
Time Warner Companies, Inc. 9.125% 2013	5,000	5,978
Time Warner Companies, Inc. 7.25% 2017	8,000	8,848
AOL Time Warner Inc. 7.625% 2031	9,750	11,026
Comcast Cable Communications, Inc. 8.375% 2007	9,925	10,410
Comcast Cable Communications, Inc. 6.20% 2008	24,000	24,723
Lenfest Communications, Inc. 7.625% 2008	2,000	2,103
Comcast Cable Communications, Inc. 6.875% 2009	8,000	8,425
Comcast Cable Communications, Inc. 7.125% 2013	3,100	3,361
Comcast Corp. 6.50% 2015	5,000	5,248
Comcast Corp. 5.65% 2035	2,650	2,378
Harrah’s Operating Co., Inc. 7.875% 2005	5,850	5,887
Harrah’s Operating Co., Inc. 7.125% 2007	4,150	4,276
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	26,218
Harrah’s Operating Co., Inc. 5.625% 2015[3]	3,800	3,653
Harrah’s Operating Co., Inc. 5.75% 2017[3]	10,000	9,483
Royal Caribbean Cruises Ltd. 7.00% 2007	3,000	3,105
Royal Caribbean Cruises Ltd. 8.00% 2010	3,500	3,797
Royal Caribbean Cruises Ltd. 8.75% 2011	29,975	33,572
Royal Caribbean Cruises Ltd. 6.875% 2013	7,700	8,008
D.R. Horton, Inc. 7.50% 2007	3,500	3,671
D.R. Horton, Inc. 5.00% 2009	3,000	2,954
D.R. Horton, Inc. 8.00% 2009	19,900	21,269
D.R. Horton, Inc. 9.75% 2010	3,000	3,376
D.R. Horton, Inc. 7.875% 2011	550	596
D.R. Horton, Inc. 6.875% 2013	2,000	2,071
D.R. Horton, Inc. 5.25% 2015	8,000	7,346
ITT Corp. 6.75% 2005	8,675	8,675
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007	12,350	12,705
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012	14,450	15,642
Neiman Marcus Group, Inc. 9.00% 2015[3,7]	35,010	34,572
EchoStar DBS Corp. 5.75% 2008	9,300	9,137
EchoStar DBS Corp. 9.125% 2009	22,509	23,691
K. Hovnanian Enterprises, Inc. 10.50% 2007	16,275	17,699
K. Hovnanian Enterprises, Inc. 8.00% 2012	3,000	3,105
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,500	2,487
K. Hovnanian Enterprises, Inc. 6.375% 2014	2,000	1,843
K. Hovnanian Enterprises, Inc. 6.25% 2016	7,000	6,281
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	32,535	31,152
Standard Pacific Corp. 6.50% 2008	5,000	4,925
Standard Pacific Corp. 5.125% 2009	17,750	16,463
Standard Pacific Corp. 6.875% 2011	6,500	6,175
Standard Pacific Corp. 6.25% 2014	3,500	3,097
Visteon Corp. 8.25% 2010	$16,300	$15,139
Visteon Corp. 7.00% 2014	18,000	15,390
Emmis Operating Co. 6.875% 2012	23,835	23,656
Emmis Communications Corp. 9.745% 2012[5]	6,700	6,750
Vidéotron Ltée 6.875% 2014	21,069	21,385
Vidéotron Ltée 6.375% 2015[3]	8,765	8,699
Radio One, Inc., Series B, 8.875% 2011	16,750	17,776
Radio One, Inc. 6.375% 2013[3]	11,850	11,628
KB Home 6.375% 2011	4,000	3,959
KB Home 5.75% 2014	1,500	1,395
KB Home 6.25% 2015	24,800	23,456
British Sky Broadcasting Group PLC 6.875% 2009	10,000	10,510
British Sky Broadcasting Group PLC 8.20% 2009	16,250	17,846
CanWest Media Inc., Series B, 8.00% 2012	24,691	25,987
Telenet Group Holding NV 0%/11.50% 2014[3,8]	30,350	24,280
Tenneco Automotive Inc., Series B, 10.25% 2013	5,325	5,778
Tenneco Automotive Inc. 8.625% 2014	19,000	18,240
Dex Media West LLC and Dex Media West Finance Co., Series B, 5.875% 2011	23,275	23,450
Six Flags, Inc. 8.875% 2010	2,500	2,494
Six Flags, Inc. 9.75% 2013	4,125	4,125
Six Flags, Inc. 9.625% 2014	16,300	16,218
Technical Olympic USA, Inc. 9.00% 2010	8,965	8,965
Technical Olympic USA, Inc. 9.00% 2010	1,275	1,275
Technical Olympic USA, Inc. 7.50% 2011	12,775	11,338
Technical Olympic USA, Inc. 10.375% 2012	875	884
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,879
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	2,197
Stoneridge, Inc. 11.50% 2012	21,300	22,045
Hilton Hotels Corp. 7.625% 2008	2,450	2,552
Hilton Hotels Corp. 7.20% 2009	4,850	5,058
Hilton Hotels Corp. 8.25% 2011	9,618	10,432
Hilton Hotels Corp. 7.625% 2012	3,525	3,745
Kabel Deutschland GmbH 10.625% 2014[3]	19,675	21,274
Toll Brothers, Inc. 6.875% 2012	6,000	6,359
Toll Brothers, Inc. 4.95% 2014	5,000	4,647
Toll Brothers Finance Corp. 5.15% 2015[3]	10,500	9,740
MDC Holdings, Inc. 7.00% 2012	5,000	5,303
MDC Holdings, Inc. 5.50% 2013	15,750	15,198
News America Inc. 5.30% 2014	4,000	3,924
News America Inc. 6.75% 2038	15,000	15,729
Warner Music Group 7.375% 2014	20,000	19,600
CSC Holdings, Inc. 7.25% 2008	8,000	8,120
CSC Holdings, Inc., Series B, 8.125% 2009	8,000	8,220
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	1,968
Blockbuster Inc. 9.50% 2012[3]	22,000	18,260
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	16,536	17,983
Toys “R” Us, Inc. 7.875% 2013	21,184	17,159
Toys “R” Us, Inc. 7.375% 2018	1,000	715
Univision Communications Inc. 7.85% 2011	15,685	17,222
RH Donnelley Inc. 8.875% 2010[3]	10,500	11,287
RH Donnelley Inc. 8.875% 2010	3,800	4,085
RH Donnelley Inc. 10.875% 2012[3]	1,000	1,125
American Media Operations, Inc., Series B, 10.25% 2009	9,130	8,696
American Media Operations, Inc. 8.875% 2011	8,930	7,680
NTL Cable PLC 8.75% 2014	$15,019	$15,807
TRW Automotive Acquisition Corp. 9.375% 2013	14,088	15,215
William Lyon Homes, Inc. 7.625% 2012	17,000	15,215
May Department Stores Co. 5.75% 2014	10,215	10,224
May Department Stores Co. 6.65% 2024	4,785	4,848
Young Broadcasting Inc. 10.00% 2011	15,640	14,623
Hyatt Equities, LLC 6.875% 2007[3]	14,000	14,218
Boyd Gaming Corp. 7.75% 2012	12,950	13,533
Dana Corp. 5.85% 2015	18,000	13,320
Adelphia Communications Corp. 10.25% 2006[6]	13,975	8,944
Adelphia Communications Corp. 10.25% 2011[6]	6,100	4,224
AMC Entertainment Inc., Series B, 8.625% 2012	6,305	6,384
AMC Entertainment Inc. 8.00% 2014	7,500	6,525
Centex Corp. 4.75% 2008	8,075	7,999
Centex Corp. 5.25% 2015	5,000	4,696
YUM! Brands, Inc. 7.70% 2012	10,500	11,876
Ryland Group, Inc. 5.375% 2012	12,350	11,851
Cinemark USA, Inc. 9.00% 2013	10,575	10,972
Pulte Homes, Inc. 7.875% 2011	5,000	5,482
Pulte Homes, Inc. 7.625% 2017	5,000	5,485
Staples, Inc. 7.375% 2012	9,000	9,985
Seminole Tribe of Florida 6.535% 2020[3,9]	10,000	9,897
NVR, Inc. 5.00% 2010	10,000	9,729
Payless ShoeSource, Inc. 8.25% 2013	8,000	8,160
Viacom Inc. 6.40% 2006	3,000	3,013
Viacom Inc. 5.625% 2007	5,000	5,045
LBI Media, Inc. 10.125% 2012	7,500	8,006
Regal Cinemas Corp., Series B, 9.375% 2012[4]	7,250	7,566
ArvinMeritor, Inc. 8.125% 2015[3]	8,500	7,523
Cooper-Standard Automotive Inc. 7.00% 2012	3,000	2,603
Cooper-Standard Automotive Inc. 8.375% 2014	6,335	4,783
WCI Communities, Inc. 10.625% 2011	1,850	1,954
WCI Communities, Inc. 9.125% 2012	4,150	4,192
Aztar Corp. 7.875% 2014	5,500	5,693
Seneca Gaming Corp. 7.25% 2012[3]	3,275	3,361
Seneca Gaming Corp. 7.25% 2012	2,000	2,053
GSC Holdings Corp. and GameStop, Inc. 7.875% 2011[3,5]	5,000	5,025
NextMedia Operating, Inc. 10.75% 2011	4,580	4,998
Fisher Communications, Inc. 8.625% 2014	4,605	4,927
Carnival Corp. 3.75% 2007	5,000	4,892
Quebecor Media Inc. 0%/13.75% 2011[8]	2,000	2,045
Quebecor Media Inc. 11.125% 2011	1,750	1,903
Warnaco, Inc. 8.875% 2013	3,425	3,708
Marriott International, Inc., Series C, 7.875% 2009	3,000	3,286
Sealy Mattress Co. 8.25% 2014	2,825	2,882
Gray Communications Systems, Inc. 9.25% 2011	2,000	2,165
Boyds Collection, Ltd., Series B, 9.00% 2008[4,6]	7,382	1,919
Reader’s Digest Association, Inc. 6.50% 2011	1,625	1,631
		2,868,240

TELECOMMUNICATION SERVICES — 3.20%
Sprint Capital Corp. 4.78% 2006	10,950	10,947
Sprint Capital Corp. 7.625% 2011	13,000	14,321
Sprint Capital Corp. 8.375% 2012	8,500	9,820
US Unwired Inc., Series B, 10.00% 2012	6,000	6,855
Nextel Communications, Inc. 6.875% 2013	$113,380	$118,706
Nextel Communications, Inc. 7.375% 2015	165,240	175,042
Sprint Capital Corp. 6.875% 2028	5,000	5,347
Qwest Capital Funding, Inc. 7.75% 2006	3,000	3,060
U S WEST Capital Funding, Inc. 6.375% 2008	3,100	3,030
Qwest Capital Funding, Inc. 7.00% 2009	2,625	2,586
Qwest Capital Funding, Inc. 7.90% 2010	29,635	29,635
Qwest Services Corp. 13.50% 2010	44,021	50,514
Qwest Capital Funding, Inc. 7.25% 2011	22,395	21,499
Qwest Communications International Inc. 7.25% 2011	20,000	19,550
Qwest Corp. 8.875% 2012	12,400	13,671
Qwest Services Corp. 14.00% 2014	25,000	30,406
U S WEST Capital Funding, Inc. 6.50% 2018	12,000	10,260
Qwest Capital Funding, Inc. 7.625% 2021	7,800	6,981
U S WEST Capital Funding, Inc. 6.875% 2028	55,425	46,834
Qwest Capital Funding, Inc. 7.75% 2031	69,620	61,788
American Tower Corp. 7.25% 2011	49,175	51,634
American Tower Corp. 7.125% 2012	58,975	61,113
American Tower Corp. 7.50% 2012	43,300	45,357
Dobson Cellular Systems, Inc. 8.443% 2011[5]	4,850	5,056
American Cellular Corp., Series B, 10.00% 2011	74,000	80,290
Dobson Communications Corp. 8.40% 2012[3,5]	21,000	20,318
Dobson Cellular Systems, Inc. 9.875% 2012	3,850	4,177
Dobson Communications Corp. 8.875% 2013	48,250	47,406
Triton PCS, Inc. 8.75% 2011	19,000	14,488
Triton PCS, Inc. 9.375% 2011	29,550	22,827
Triton PCS, Inc. 8.50% 2013	81,200	76,328
MetroPCS, Inc. 10.75% 2007[5]	54,500	57,225
MetroPCS, Inc. 8.25% 2011[5]	44,250	46,020
SBC Communications Inc. 4.125% 2009	17,465	16,831
SBC Communications Inc. 6.25% 2011	1,500	1,563
SBC Communications Inc. 5.10% 2014	56,215	54,367
SBC Communications Inc. 6.45% 2034	5,000	5,085
AT&T Wireless Services, Inc. 7.50% 2007	34,250	35,578
AT&T Wireless Services, Inc. 8.125% 2012	34,935	40,228
Intelsat, Ltd. 8.695% 2012[3,5]	20,575	20,935
Intelsat, Ltd. 8.25% 2013[3]	36,635	36,727
Intelsat, Ltd. 8.625% 2015[3]	6,560	6,675
France Télécom 7.75% 2011[5]	50,850	56,701
Deutsche Telekom International Finance BV 8.50% 2010[5]	7,150	7,987
Deutsche Telekom International Finance BV 5.25% 2013	15,000	14,854
Deutsche Telekom International Finance BV 8.75% 2030[5]	7,000	8,706
Deutsche Telekom International Finance BV 9.25% 2032[5]	10,000	13,569
Nextel Partners, Inc. 12.50% 2009	16,234	17,411
Nextel Partners, Inc. 8.125% 2011	19,250	20,646
Nextel Partners, Inc. 8.125% 2011	5,000	5,363
Telecom Italia Capital SA, Series A, 4.00% 2008	3,000	2,905
Telecom Italia Capital SA, Series B, 5.25% 2013	10,300	10,086
Telecom Italia Capital SA 4.95% 2014	9,000	8,555
Telecom Italia Capital SA 5.25% 2015	19,300	18,614
NTELOS Inc. 9.03% 2012[5]	15,500	15,578
NTELOS Holding Corp. 12.90% 2013[3,5,7]	23,000	23,000
AT&T Corp. 9.05% 2011[5]	23,228	25,783
AT&T Corp. 8.35% 2025	9,000	9,304
Centennial Cellular Corp. 10.75% 2008	$3,858	$3,983
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	16,000	17,960
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	9,500	9,880
Rogers Wireless Inc. 7.25% 2012	11,825	12,475
Rogers Wireless Inc. 7.50% 2015	16,750	18,048
TELUS Corp. 8.00% 2011	25,150	28,313
Cincinnati Bell Inc. 7.25% 2013	26,275	27,523
Koninklijke KPN NV 8.00% 2010	22,150	24,723
SBA Communications Corp. 8.50% 2012	20,085	21,993
Hawaiian Telcom Communications, Inc. 9.75% 2013[3]	15,225	15,225
Hawaiian Telcom Communications, Inc. 12.50% 2015[3]	5,500	5,404
Singapore Telecommunications Ltd. 6.375% 2011[3]	10,100	10,729
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,125
PCCW-HKT Capital Ltd. 8.00% 2011[3,5]	13,000	14,367
Verizon Global Funding Corp. 6.125% 2007	7,000	7,140
Verizon New York Inc., Series A, 6.875% 2012	6,500	6,734
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	11,000	11,064
UbiquiTel Operating Co. 9.875% 2011	9,750	10,701
ALLTEL Corp. 4.656% 2007	8,700	8,661
BellSouth Corp. 4.20% 2009	7,000	6,795
BellSouth Corp. 5.20% 2014	1,700	1,668
Vodafone Group PLC 7.75% 2010	7,300	8,037
Teléfonos de México, SA de CV 8.25% 2006	5,000	5,058
Millicom International Cellular SA 10.00% 2013	3,500	3,623
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,750	1,722
		1,937,093

FINANCIALS — 2.50%
Capital One Bank 6.875% 2006	21,600	21,723
Capital One Financial Corp. 7.25% 2006	3,000	3,038
Capital One Financial Corp. 8.75% 2007	3,500	3,660
Capital One Bank 4.875% 2008	20,000	19,890
Capital One Financial Corp. 6.25% 2013	30,000	31,094
Capital One Financial Corp. 5.50% 2015	5,000	4,903
Capital One Capital I 5.243% 2027[3,5]	10,500	10,577
Household Finance Corp. 4.125% 2009	15,000	14,501
HSBC Finance Corp. 4.625% 2010	19,000	18,564
Household Finance Corp. 6.375% 2011	16,000	16,923
HSBC Holdings PLC 5.25% 2012	3,500	3,502
Household Finance Corp. 6.375% 2012	10,000	10,597
HSBC Bank USA 4.625% 2014[3]	5,000	4,782
HSBC Finance Corp. 5.00% 2015	2,720	2,625
Midland Bank 3.938% Eurodollar note (undated)[5]	5,000	4,281
MBNA Corp. 5.625% 2007	10,000	10,147
MBNA Corp., Series F, 5.00% 2010	10,000	9,974
MBNA Corp., Series F, 7.50% 2012	10,000	11,229
MBNA Corp., Series F, 6.125% 2013	10,000	10,533
MBNA Global Capital Funding, Series B, 4.493% 2027[5]	32,000	31,507
Washington Mutual, Inc. 4.375% 2008	12,000	11,875
Washington Mutual, Inc. 4.00% 2009	9,000	8,707
Washington Mutual, Inc. 4.20% 2010	5,000	4,829
Washington Mutual, Inc. 4.45% 2010[5]	16,000	16,031
Washington Mutual, Inc. 5.00% 2012	7,000	6,877
Washington Mutual, Inc. 5.25% 2017	6,500	6,253
Dime Capital Trust I, Dime Bancorp, Inc., Series A, 9.33% 2027	$9,425	$10,381
Rouse Co. 3.625% 2009	32,561	30,280
Rouse Co. 7.20% 2012	32,189	33,578
ASIF Global Financing XVIII 3.85% 2007[3]	8,500	8,328
International Lease Finance Corp. 4.50% 2008	4,000	3,946
International Lease Finance Corp. 3.50% 2009	10,000	9,482
International Lease Finance Corp. 4.75% 2009	10,000	9,830
International Lease Finance Corp. 5.00% 2010	6,560	6,516
International Lease Finance Corp. 5.125% 2010	15,000	14,888
International Lease Finance Corp. 5.00% 2012	5,000	4,880
American International Group 5.05% 2015[3]	4,000	3,917
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[3,5]	45,700	47,842
Société Générale 7.85% (undated)[3,5]	11,200	11,621
iStar Financial, Inc. 7.00% 2008[1]	6,525	6,762
iStar Financial, Inc. 8.75% 2008[1]	1,028	1,116
iStar Financial, Inc., Series B, 4.875% 2009[1]	5,000	4,917
iStar Financial, Inc. 5.375% 2010[1]	10,925	10,818
iStar Financial, Inc. 6.00% 2010[1]	3,750	3,798
iStar Financial, Inc., Series B, 5.125% 2011[1]	10,000	9,700
iStar Financial, Inc. 6.05% 2015[1]	4,285	4,280
CIT Group Inc. 3.65% 2007	7,110	6,943
CIT Group Inc. 6.875% 2009	16,500	17,598
CIT Group Inc. 4.75% 2010	10,000	9,847
CIT Group Inc. 7.75% 2012	4,000	4,530
Host Marriott, LP, Series G, 9.25% 2007	775	823
Host Marriott, LP, Series I, 9.50% 2007	750	787
Host Marriott, LP, Series M, 7.00% 2012	21,085	21,349
Host Marriott, LP, Series K, 7.125% 2013	10,000	10,188
Host Marriott, LP, Series O, 6.375% 2015	5,150	5,021
J.P. Morgan & Co. Inc. 6.70% 2007	5,000	5,165
J.P. Morgan Chase & Co. 4.00% 2008	10,000	9,833
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,352
J.P. Morgan Chase & Co. 4.75% 2015	7,500	7,205
J.P. Morgan Chase & Co. 4.891% 2015	10,000	9,881
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	1,500	1,456
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[3]	8,000	7,886
Prudential Holdings, LLC, Series C, 8.695% 2023[3,9]	22,250	27,944
CNA Financial Corp. 6.75% 2006	4,370	4,441
CNA Financial Corp. 6.45% 2008	2,406	2,470
CNA Financial Corp. 6.60% 2008	9,630	9,994
CNA Financial Corp. 5.85% 2014	8,975	8,780
CNA Financial Corp. 7.25% 2023	10,788	11,213
Chuo Mitsui Trust and Banking Co., Ltd. 5.506% (undated)[3,5]	36,590	34,708
Sumitomo Mitsui Banking Corp. 5.625% (undated)[3,5]	34,000	33,318
Lazard LLC 7.125% 2015[3]	32,930	32,119
HBOS Treasury Services PLC 3.75% 2008[3]	5,500	5,343
Scotland International Finance No. 2 BV 4.25% 2013[3]	1,500	1,420
HBOS PLC 5.375% (undated)[3,5]	500	495
HBOS PLC 5.92% (undated)[3,5]	24,200	23,892
Mangrove Bay Pass Through Trust 6.102% 2033[3,5]	21,000	20,715
Twin Reefs Asset Trust (XLFA), Series B, 4.936% (undated)[3,5]	7,200	7,184
Allstate Financial Global Funding LLC 5.25% 2007[3]	16,750	16,796
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009	10,000	9,848
Hospitality Properties Trust 7.00% 2008	$1,210	$1,255
Hospitality Properties Trust 6.75% 2013	23,315	24,668
Liberty Mutual Group Inc. 6.50% 2035[3]	27,595	25,704
USA Education, Inc. 5.625% 2007	12,895	13,035
SLM Corp., Series A, 4.50% 2010	5,000	4,884
SLM Corp., Series A, 5.375% 2013	7,000	7,098
Nationwide Life Insurance Co. 5.35% 2007[3]	8,500	8,537
North Front Pass Through Trust 5.81% 2024[3,5]	10,000	9,913
Nationwide Mutual Insurance Co. 7.875% 2033[3]	5,000	5,958
EOP Operating LP 7.75% 2007	5,000	5,270
EOP Operating LP 8.10% 2010	6,500	7,218
EOP Operating LP 7.00% 2011	5,000	5,387
EOP Operating LP 6.75% 2012	4,750	5,084
United Dominion Realty Trust, Inc., Series E, 4.50% 2008	20,000	19,788
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,417
Monumental Global Funding Trust II, Series 2001-B, 6.05% 2006[3]	5,000	5,017
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[3]	16,750	16,778
ACE INA Holdings Inc. 5.875% 2014	7,000	7,087
ACE Capital Trust II 9.70% 2030	10,250	13,569
Development Bank of Singapore Ltd. 7.875% 2010[3]	10,000	11,102
Development Bank of Singapore Ltd. 7.125% 2011[3]	5,000	5,458
Downey Financial Corp. 6.50% 2014	15,500	15,660
TuranAlem Finance BV 8.00% 2014	2,390	2,393
TuranAlem Finance BV 8.50% 2015[3]	10,000	10,225
TuranAlem Finance BV 8.50% 2015	2,610	2,669
ReliaStar Financial Corp. 8.00% 2006	8,000	8,214
ReliaStar Financial Corp. 6.50% 2008	3,000	3,121
ING Bank NV 5.125% 2015[3]	3,500	3,462
Developers Diversified Realty Corp. 4.625% 2010	10,140	9,805
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,895
Independence Community Bank Corp. 4.90% 2010	5,000	4,895
Independence Community Bank 3.75% 2014[5]	10,000	9,539
Assurant, Inc. 5.625% 2014	13,500	13,521
BNP Paribas 4.80% 2015[3]	8,000	7,722
BNP Paribas 5.186% noncumulative (undated)[3,5]	5,000	4,817
New York Life Global Funding 4.625% 2010[3]	12,500	12,323
Westfield Capital Corp. Ltd. and WT Finance Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	12,500	12,227
ProLogis Trust 7.05% 2006	12,000	12,146
Standard Chartered Bank 4.50% Eurodollar note (undated)[5]	15,000	12,113
Kazkommerts International BV 8.50% 2013[3]	1,500	1,571
Kazkommerts International BV 7.875% 2014[3]	10,000	10,063
Simon Property Group, LP 4.875% 2010	6,375	6,304
Simon Property Group, LP 6.35% 2012	5,000	5,264
Abbey National PLC 6.70% (undated)[5]	3,635	3,775
Abbey National PLC 7.35% (undated)[5]	7,605	7,776
Skandinaviska Enskilda Banken 7.50% (undated)[3,5]	10,405	11,265
LaBranche & Co Inc. 9.50% 2009	10,580	11,188
Providian Financial Corp., Series A, 9.525% 2027[3]	10,000	11,025
Willis North America, Inc. 5.125% 2010	4,900	4,851
Willis North America, Inc. 5.625% 2015	5,500	5,407
Federal Realty Investment Trust 6.125% 2007	10,000	10,185
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	9,942
United Overseas Bank Ltd. 5.375% 2019[3,5]	10,000	9,900
Resona Bank, Ltd. 7.191% (undated)[3,5]	9,650	9,848
Citigroup Inc. 4.625% 2010	$10,000	$9,842
Bank of America Corp. 4.50% 2010	10,000	9,793
Popular North America, Inc., Series E, 3.875% 2008	10,000	9,702
Duke Realty LP 4.625% 2013	10,000	9,461
Zions Bancorporation 6.00% 2015	9,000	9,398
Bayerische Landesbank, Series F, 2.50% 2006	9,000	8,931
Barclays Bank PLC, Series 1, 6.278% noncumulative preferred (undated)[5]	5,000	4,688
Barclays Bank PLC 8.55% (undated)[3,5]	3,500	4,051
Bank of Nova Scotia 4.25% Eurodollar note 2085[5]	10,000	8,398
Canadian Imperial Bank of Commerce 4.25% Eurodollar note 2085[5]	10,000	8,300
HVB Funding Trust I 8.741% 2031[3]	1,300	1,665
HVB Funding Trust III 9.00% 2031[3]	4,600	6,047
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[3,5]	5,000	5,343
Lincoln National Corp. 6.20% 2011	5,000	5,276
Irvine Co., Class A, 7.46% 2006[3,4]	5,000	5,047
Metropolitan Life Insurance Co. 7.00% 2005[3]	5,000	5,000
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[3]	4,000	4,018
Swedish Export Credit Corp. 4.00% 2010	3,500	3,400
Kimco Realty Corp. 6.00% 2012	3,250	3,373
National Westminster Bank PLC 7.75% (undated)[5]	3,024	3,175
Principal Life Global Funding I 4.40% 2010[3]	3,000	2,913
		1,511,205

MORTGAGE-BACKED OBLIGATIONS[9]— 2.47%
Fannie Mae, Series 2000-T5B, 7.30% 2010	19,000	20,838
Fannie Mae 9.00% 2010	337	352
Fannie Mae 4.89% 2012	10,000	9,849
Fannie Mae 4.00% 2015	9,077	8,693
Fannie Mae 6.00% 2016	1,650	1,689
Fannie Mae 6.00% 2016	872	892
Fannie Mae 7.00% 2016	353	368
Fannie Mae 5.00% 2018	21,551	21,297
Fannie Mae 5.50% 2018	19,461	19,607
Fannie Mae 10.00% 2018	468	526
Fannie Mae 9.50% 2022	484	533
Fannie Mae 7.50% 2023	306	325
Fannie Mae 7.50% 2023	19	20
Fannie Mae 10.00% 2025	326	367
Fannie Mae, Series 2001-4, Class GA, 10.253% 2025[5]	1,614	1,797
Fannie Mae, Series 2001-4, Class NA, 11.868% 2025[5]	151	171
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,409	1,475
Fannie Mae 6.50% 2031	734	755
Fannie Mae 7.00% 2031	1,101	1,152
Fannie Mae 7.00% 2031	733	767
Fannie Mae 7.50% 2031	569	602
Fannie Mae, Series 2001-20, Class E, 9.604% 2031[5]	1,450	1,592
Fannie Mae 6.50% 2032	3,297	3,392
Fannie Mae 6.50% 2032	1,947	2,003
Fannie Mae 3.749% 2033[5]	6,255	6,117
Fannie Mae 6.50% 2033	4,471	4,599
Fannie Mae 5.50% 2034	21,027	20,752
Fannie Mae 6.00% 2034	7,453	7,521
Fannie Mae 6.00% 2034	5,558	5,609
Fannie Mae 6.00% 2034	3,346	3,383
Fannie Mae 6.00% 2034	$2,938	$2,971
Fannie Mae 6.00% 2034	1,753	1,772
Fannie Mae 6.00% 2034	1,134	1,144
Fannie Mae 6.00% 2034	1,073	1,083
Fannie Mae 6.00% 2034	946	955
Fannie Mae 6.00% 2034	672	678
Fannie Mae 6.00% 2034	553	559
Fannie Mae 4.489% 2035[5]	3,170	3,120
Fannie Mae 4.598% 2035[5]	8,742	8,617
Fannie Mae 5.00% 2035	53,612	51,608
Fannie Mae 5.00% 2035	29,172	28,081
Fannie Mae 5.00% 2035	7,588	7,305
Fannie Mae 5.50% 2035	124,527	122,897
Fannie Mae 5.50% 2035	10,091	9,959
Fannie Mae 6.00% 2035	22,125	22,310
Fannie Mae 6.00% 2035	10,988	11,088
Fannie Mae 6.00% 2035	275	278
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	2,592	2,727
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,808	1,872
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	3,108	3,246
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.16% 2035[5]	10,000	10,000
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	149,805	149,430
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	30,693	30,692
Countrywide Alternative Loan Trust, Series 2005-54CB, Class I-A-7, 5.50% 2035	9,500	9,509
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	13,113	13,157
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	8,009	8,015
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.737% 2033[5]	3,478	3,417
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.842% 2033[5]	21,851	21,709
CHL Mortgage Pass-Through Trust, Series 2003-58, Class 2-A-2, 4.582% 2034[5]	42,800	41,947
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.691% 2034[5]	6,905	6,803
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.783% 2036	29,955	29,919
Freddie Mac 9.00% 2007	28	28
Freddie Mac 8.50% 2008	15	15
Freddie Mac, Series SF02, Class GC, 2.64% 2009	5,000	4,834
Freddie Mac 8.50% 2009	105	109
Freddie Mac 8.50% 2010	171	178
Freddie Mac 5.00% 2018	13,634	13,468
Freddie Mac 5.50% 2018	6,864	6,914
Freddie Mac 11.00% 2018	451	506
Freddie Mac, Series 178, Class Z, 9.25% 2021	149	154
Freddie Mac, Series 2289, Class NB, 11.48% 2022[5]	351	391
Freddie Mac 6.00% 2033	9,654	9,754
Freddie Mac 6.00% 2033	6,002	6,064
Freddie Mac 6.00% 2034	6,971	7,043
Freddie Mac 4.648% 2035[5]	13,197	12,988
Freddie Mac 4.789% 2035[5]	9,774	9,651
Freddie Mac 5.00% 2035	16,442	15,822
Freddie Mac, Series 3061, Class PN, 5.50% 2035	7,375	7,354
Freddie Mac 6.00% 2035	3,228	3,262
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036	245	245
CS First Boston Mortgage Securities Corp., Series 2003-AR26, Class VI-A-1, 4.163% 2033[5]	41,107	40,300
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	6,202	6,207
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,551	5,683
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035	9,538	9,575
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	$8,426	$8,551
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	10,100	10,592
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,628
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,245
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	11,387	12,226
Merrill Lynch Mortgage Investors, Inc., Series 2003-A6, Class II-A, 4.232% 2033[5]	41,421	40,615
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.603% 2034[5]	5,268	5,168
Bear Stearns ARM Trust, Series 2003-8, Class II-A-1, 4.83% 2034[5]	28,826	28,552
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.993% 2034[5]	2,804	2,774
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	19,496
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[5]	4,025	3,981
Banc of America Mortgage Securities Trust, Series 2003-D, Class 2-A-1, 4.183% 2033[5]	2,232	2,190
Banc of America Mortgage Securities Trust, Series 2003-J, Class 2-A-2, 4.422% 2033[5]	43,942	43,391
Government National Mortgage Assn. 9.50% 2009	450	473
Government National Mortgage Assn. 9.00% 2016	66	72
Government National Mortgage Assn. 5.50% 2017	4,580	4,648
Government National Mortgage Assn. 8.50% 2017	39	42
Government National Mortgage Assn. 8.50% 2017	9	10
Government National Mortgage Assn. 8.50% 2017	9	9
Government National Mortgage Assn. 10.00% 2020	1,396	1,596
Government National Mortgage Assn. 8.50% 2021	310	333
Government National Mortgage Assn. 8.50% 2021	96	104
Government National Mortgage Assn. 8.50% 2021	7	8
Government National Mortgage Assn. 9.50% 2021	240	263
Government National Mortgage Assn. 10.00% 2021	2,015	2,304
Government National Mortgage Assn. 10.00% 2025	1,898	2,161
Government National Mortgage Assn. 7.00% 2034	2,412	2,547
Government National Mortgage Assn. 4.00% 2035[5]	6,055	5,918
Government National Mortgage Assn. 4.00% 2035[5]	1,812	1,768
Government National Mortgage Assn. 4.00% 2035[5]	1,696	1,654
Government National Mortgage Assn. 5.50% 2035	24,697	24,632
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[5]	4,976	4,952
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[5]	3,654	3,633
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.35% 2033[5]	1,730	1,700
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 4.484% 2033[5]	1,023	1,010
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[5]	4,923	4,821
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.60% 2034[5]	6,449	6,328
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 4.34% 2045	25,000	25,000
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	10,000	9,731
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	37,750	36,905
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	8,200	8,313
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,585
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	11,000	10,861
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	22,002	24,371
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	5,865	6,045
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	14,738	15,871
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.215% 2030[5]	20,000	21,088
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.014% 2031[3,5]	77,900	2,745
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	8,737	8,509
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	8,108
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	3,456	3,527
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	8,999	8,769
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.702% 2034[5]	12,008	11,927
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[3]	10,990	11,776
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	$11,731	$11,744
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A-1, 6.07% 2035[5]	11,500	11,597
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029	3,736	3,712
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	7,000	6,880
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,000	10,588
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 4.84% 2045[5]	10,000	10,100
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	10,000	9,835
Salomon Brothers Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.46% 2008	2,429	2,506
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[3]	4,393	4,454
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[3]	4,669	4,651
Morgan Stanley Capital I, Inc., Series 2003-KIDS, Class A, 4.626% 2016[3,5]	4,247	4,261
First Union National Bank-Bank of America, N.A. Commercial Mortgage Trust, Series 2001-C1, Class A-1, 5.711% 2033	2,089	2,100
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.556% 2027[3,5]	433	440
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.741% 2027[3,5]	349	357
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	535	534
		1,491,741

ENERGY — 1.35%
Premcor Refining Group Inc. 9.25% 2010	13,875	15,037
Premcor Refining Group Inc. 6.125% 2011	37,500	38,672
Premcor Refining Group Inc. 6.75% 2011	15,650	16,628
Premcor Refining Group Inc. 9.50% 2013	57,215	64,224
Premcor Refining Group Inc. 6.75% 2014	46,000	48,300
Premcor Refining Group Inc. 7.50% 2015	22,000	23,540
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,9]	40,271	38,828
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[9]	775	747
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3,9]	13,329	15,420
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[9]	4,325	5,003
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,9]	44,350	43,465
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,9]	50,650	49,723
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[3]	8,000	8,120
Northwest Pipeline Corp. 8.125% 2010	5,000	5,325
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	19,765	20,753
Williams Companies, Inc. 7.125% 2011	38,750	40,155
Williams Companies, Inc. 8.125% 2012	14,810	16,069
Williams Companies, Inc. 7.875% 2021	10,000	10,838
Williams Companies, Inc. 8.75% 2032	7,000	8,111
Coastal Corp. 7.75% 2010	10,000	10,200
Tennessee Gas Pipeline Co. 7.00% 2028	81,500	79,156
Newfield Exploration Co., Series B, 7.45% 2007	6,000	6,195
Newfield Exploration Co. 7.625% 2011	1,500	1,605
Newfield Exploration Co. 8.375% 2012	11,400	12,284
Newfield Exploration Co. 6.625% 2014	32,075	32,797
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,9]	28,500	28,714
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[9]	9,000	9,068
Devon Financing Corp., ULC 6.875% 2011	24,500	26,561
Devon Energy Corp. 7.95% 2032	7,250	9,073
Overseas Shipholding Group, Inc. 8.25% 2013	27,110	29,109
Overseas Shipholding Group, Inc. 7.50% 2024	850	837
General Maritime Corp. 10.00% 2013	20,225	22,349
Pogo Producing Co. 6.875% 2017[3]	20,000	19,900
Western Oil Sands Inc. 8.375% 2012	10,175	11,574
XTO Energy Inc. 7.50% 2012	8,850	9,846
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,9]	8,500	8,424
Pemex Project Funding Master Trust 7.875% 2009	$1,600	$1,716
Pemex Project Funding Master Trust 7.375% 2014	3,500	3,834
Pemex Project Funding Master Trust 8.625% 2022	500	599
OXYMAR 7.50% 2016[3,9]	5,500	5,933
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[3,9]	4,855	4,751
Peabody Energy Corp., Series B, 6.875% 2013	4,300	4,461
PETRONAS Capital Ltd. 7.00% 2012[3]	4,000	4,405
Sunoco, Inc. 4.875% 2014	4,500	4,348
Reliance Industries Ltd., Series B, 10.25% 2097	3,125	3,670
		820,367

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 1.35%
U.S. Treasury 5.75% 2005	135,000	135,095
U.S. Treasury 3.25% 2007	35,000	34,316
U.S. Treasury 3.875% 2007	50,000	49,571
U.S. Treasury 2.625% 2008	5,000	4,788
U.S. Treasury 3.625% 2008[10]	12,155	12,724
U.S. Treasury 3.625% 2009	101,250	98,442
U.S. Treasury 3.875% 2009[10]	35,921	38,457
U.S. Treasury 3.50% 2011[10]	11,283	12,223
U.S. Treasury Principal Strip 0% 2011	5,660	4,383
U.S. Treasury 4.25% 2013	20,000	19,616
U.S. Treasury Principal Strip 0% 2013	6,585	4,560
U.S. Treasury 2.00% 2014[10]	18,067	18,110
U.S. Treasury 8.875% 2017	35,000	48,092
U.S. Treasury 6.875% 2025	66,500	83,634
Freddie Mac 6.625% 2009	84,250	89,757
Freddie Mac 4.125% 2010	91,750	89,189
Federal Home Loan Bank 2.375% 2006	16,870	16,730
Federal Home Loan Bank 3.70% 2007	10,000	9,831
Federal Home Loan Bank 5.823% 2009	17,000	17,559
Federal Agricultural Mortgage Corp. 4.25% 2008	20,000	19,736
Republic of Egypt; United States Agency for International Development, 4.45% 2015	10,000	9,693
		816,506

MATERIALS — 1.30%
Abitibi-Consolidated Co. of Canada 5.25% 2008	25,650	23,855
Abitibi-Consolidated Finance LP 7.875% 2009	12,000	11,550
Abitibi-Consolidated Inc. 8.55% 2010	16,000	15,720
Abitibi-Consolidated Co. of Canada 7.37% 2011[5]	11,850	11,198
Abitibi-Consolidated Co. of Canada 6.00% 2013	10,625	8,845
Abitibi-Consolidated Co. of Canada 8.375% 2015	28,125	26,016
Georgia-Pacific Corp. 7.50% 2006	6,500	6,598
Fort James Corp. 6.875% 2007	5,000	5,125
Georgia-Pacific Corp. 7.375% 2008	15,000	15,675
Georgia-Pacific Corp. 8.875% 2010	16,525	18,178
Georgia-Pacific Corp. 8.125% 2011	8,935	9,739
Georgia-Pacific Corp. 9.50% 2011	7,600	8,854
Georgia-Pacific Corp. 9.375% 2013	21,045	23,307
Georgia-Pacific Corp. 7.70% 2015	950	1,032
Georgia-Pacific Corp. 8.875% 2031	6,700	7,655
Owens-Illinois, Inc. 8.10% 2007	750	765
Owens-Illinois, Inc. 7.35% 2008	9,800	9,849
Owens-Brockway Glass Container Inc. 8.875% 2009	$20,975	$22,024
Owens-Illinois, Inc. 7.50% 2010	750	746
Owens-Brockway Glass Container Inc. 7.75% 2011	13,500	13,905
Owens-Brockway Glass Container Inc. 8.75% 2012	6,000	6,465
Owens-Brockway Glass Container Inc. 8.25% 2013	14,000	14,350
Lyondell Chemical Co. 9.50% 2008	31,050	32,680
Equistar Chemicals, LP 10.125% 2008	9,825	10,636
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009	625	655
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011	3,550	3,887
Lyondell Chemical Co. 11.125% 2012	4,825	5,404
Norske Skogindustrier ASA 7.625% 2011[3]	38,991	41,799
Norske Skogindustrier ASA 6.125% 2015[3]	11,250	10,877
Domtar Inc. 7.875% 2011	18,340	16,873
Domtar Inc. 7.125% 2015	40,950	34,808
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	49,180	44,016
Stone Container Corp. 9.25% 2008	8,375	8,563
Stone Container Corp. 9.75% 2011	875	879
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,200	3,032
Stone Container Corp. 8.375% 2012	8,475	8,136
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	14,975	13,552
Graphic Packaging International, Inc. 8.50% 2011	23,250	22,553
Graphic Packaging International, Inc. 9.50% 2013	11,050	9,973
Weyerhaeuser Co. 5.95% 2008	8,529	8,735
Weyerhaeuser Co. 5.25% 2009	1,000	998
Weyerhaeuser Co. 6.75% 2012	13,390	14,197
Weyerhaeuser Co. 6.875% 2033	3,000	3,063
Smurfit Capital Funding PLC 6.75% 2005	3,425	3,421
JSG Funding PLC 9.625% 2012	8,200	7,913
JSG Funding PLC 7.75% 2015	18,650	15,013
United States Steel Corp. 10.75% 2008	10,500	11,708
United States Steel Corp. 9.75% 2010	13,205	14,459
Rhodia 10.25% 2010	17,975	19,233
Teck Cominco Ltd. 5.375% 2015	7,950	7,742
Teck Cominco Ltd. 6.125% 2035	10,000	9,417
Temple-Inland Inc. 7.875% 2012	12,250	13,374
International Paper Co. 4.00% 2010	2,725	2,553
International Paper Co. 6.75% 2011	3,000	3,159
International Paper Co. 5.85% 2012	6,855	6,876
Ainsworth Lumber Co. Ltd. 7.25% 2012	4,150	3,766
Ainsworth Lumber Co. Ltd. 6.75% 2014	10,000	8,550
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[8]	10,300	7,184
BCP Caylux Holdings Luxembourg SCA 9.625% 2014	4,550	5,028
NewPage Corp., Series A, 9.943% 2012[5]	12,250	11,331
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,288
Packaging Corp. of America 4.375% 2008	9,500	9,206
NOVA Chemicals Corp. 7.54% 2013[3,5]	8,000	8,120
AEP Industries Inc. 7.875% 2013	7,300	6,976
Ball Corp. 6.875% 2012	6,000	6,120
Crompton Corp. 9.672% 2010[5]	4,775	5,241
AMH Holdings, Inc. 0%/11.25% 2014[8]	11,500	4,715
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[9]	5,780	4,685
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011	4,125	4,527
Inco Ltd. 7.75% 2012	4,000	4,453
Ispat Inland ULC 9.75% 2014	3,207	3,640
Building Materials Corp. of America, Series B, 8.00% 2007	$3,500	$3,570
Earle M. Jorgensen Co. 9.75% 2012	2,000	2,150
Oregon Steel Mills, Inc. 10.00% 2009	1,750	1,886
Corporación Nacional del Cobre de Chile 6.375% 2012[3]	1,500	1,600
AK Steel Corp. 7.75% 2012	1,575	1,425
Rockwood Specialties Group, Inc. 7.50% 2014[3]	1,175	1,140
UPM-Kymmene Corp. 5.625% 2014[3]	600	591
		788,827

INDUSTRIALS — 1.22%
Bombardier Capital Inc., Series A, 6.125% 2006[3]	40,625	40,625
Bombardier Inc. 6.75% 2012[3]	40,530	36,882
Bombardier Inc. 6.30% 2014[3]	40,400	35,148
Allied Waste North America, Inc. 8.50% 2008	8,300	8,674
Allied Waste North America, Inc., Series B, 8.875% 2008	48,750	51,066
Allied Waste North America, Inc., Series B, 6.50% 2010	16,000	15,600
Allied Waste North America, Inc., Series B, 5.75% 2011	8,000	7,500
Allied Waste North America, Inc., Series B, 6.125% 2014	7,925	7,370
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,241
Allied Waste North America, Inc. 7.25% 2015[3]	8,500	8,457
Continental Airlines, Inc. 8.00% 2005	5,010	5,023
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[9]	11,500	11,338
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[9]	7,312	6,337
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[9]	13,550	12,871
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[9]	3,011	2,916
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[9]	11,111	10,757
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[9]	14,986	14,189
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[9]	3,478	3,451
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[9]	6,946	5,949
Cendant Corp. 6.25% 2008	28,000	28,498
Cendant Corp. 7.375% 2013	27,900	30,533
Cendant Corp. 7.125% 2015	7,000	7,591
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,9]	24,841	26,007
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,9]	12,298	13,036
Hutchison Whampoa International Ltd. 7.00% 2011[3]	5,000	5,369
Hutchison Whampoa International Ltd. 6.50% 2013[3]	21,000	22,052
Hutchison Whampoa Finance Ltd., Series B, 7.45% 2017[3]	6,750	7,548
American Standard Inc. 7.375% 2008	5,935	6,207
American Standard Inc. 8.25% 2009	2,124	2,327
American Standard Inc. 7.625% 2010	20,501	22,275
American Standard Inc. 5.50% 2015[3]	3,000	2,953
Tyco International Group SA 6.125% 2008	8,000	8,253
Tyco International Group SA 6.375% 2011	22,915	24,106
Waste Management, Inc. 7.00% 2006	7,000	7,125
Waste Management, Inc. 6.50% 2008	5,000	5,195
Waste Management, Inc. 5.00% 2014	7,000	6,797
WMX Technologies, Inc. 7.10% 2026	10,125	11,293
NTK Holdings Inc. 0%/10.75% 2014[8]	12,500	7,563
THL Buildco, Inc. 8.50% 2014	20,050	19,248
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012	14,090	15,023
H-Lines Finance Holding Corp. 0%/11% 2013[8]	13,000	10,758
General Electric Capital Corp., Series A, 5.375% 2007	8,000	8,066
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,426
General Electric Co. 5.00% 2013	5,000	4,965
Raytheon Co. — RC Trust I 7.00% trust preferred 2006	$18,000	$18,281
Delta Air Lines, Inc. 8.00% 2007[3,6]	24,410	4,150
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013	10,000	9,734
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,9]	5,000	2,348
Delta Air Lines, Inc. 10.375% 2022[6]	3,000	540
Southwest Airlines Co. 5.25% 2014	15,000	14,345
Jacuzzi Brands, Inc. 9.625% 2010	13,441	14,113
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[9]	2,034	1,949
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[9]	3,805	3,805
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	7,943	8,148
Northwest Airlines, Inc. 9.875% 2007[6]	8,400	2,520
Northwest Airlines, Inc. 7.875% 2008[6]	4,000	1,180
Northwest Airlines, Inc. 10.00% 2009[6]	10,000	2,900
Northwest Airlines, Inc., Series 1999-2, Class A, 7.575% 2020[9]	2,461	2,447
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[9]	4,180	3,896
Accuride Corp. 8.50% 2015	10,200	9,690
John Deere Capital Corp. 3.90% 2008	9,000	8,825
Caterpillar Inc. 4.50% 2009	7,000	6,915
Kansas City Southern Railway Co. 7.50% 2009	5,750	5,951
Terex Corp., Class B, 10.375% 2011	2,000	2,145
Terex Corp. 7.375% 2014	3,500	3,500
TFM, SA de CV 12.50% 2012	4,165	4,748
Dyncorp International LLC 9.50% 2013[3]	4,325	4,509
United Air Lines, Inc. 9.00% 2003[11]	8,000	1,160
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,9]	5,000	2,178
Jet Equipment Trust, Series 1995-A, Class B, 8.64% 2015[3,6,9]	7,790	1
Jet Equipment Trust, Series 1995-B, Class C, 9.71% 2015[3,6,9]	5,500	1
		739,587

UTILITIES — 1.12%
Edison Mission Energy 10.00% 2008	19,250	21,223
Mission Energy Holding Co. 13.50% 2008	22,230	25,842
Edison Mission Energy 7.73% 2009	16,720	17,431
Edison Mission Energy 9.875% 2011	32,930	38,528
Midwest Generation, LLC, Series B, 8.56% 2016[9]	10,408	11,351
Homer City Funding LLC 8.734% 2026[9]	9,893	11,674
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034	24,675	27,143
AES Corp. 9.50% 2009	39,815	43,000
AES Corp. 9.375% 2010	13,252	14,445
AES Corp. 8.75% 2013[3]	68,100	73,889
AES Red Oak, LLC, Series A, 8.54% 2019[9]	9,713	10,830
AES Red Oak, LLC, Series B, 9.20% 2029[9]	2,000	2,280
Israel Electric Corp. Ltd. 7.95% 2011[3]	5,000	5,598
Israel Electric Corp. Ltd. 7.70% 2018[3]	22,500	25,151
Israel Electric Corp. Ltd. 8.10% 2096[3]	14,405	16,043
Dynegy Holdings Inc. 9.875% 2010[3]	11,750	12,690
Dynegy Holdings Inc. 10.125% 2013[3]	26,400	29,172
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,630
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,346
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013	15,595	17,274
Sierra Pacific Resources 8.625% 2014	2,725	2,984
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,595
Sierra Pacific Resources 6.75% 2017[3]	3,000	3,000
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	8,000	8,048
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	$22,500	$22,460
Dominion Resources, Inc., Series 2000-A, 8.125% 2010	5,000	5,577
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014[3]	25,925	27,869
PSEG Energy Holdings Inc. 8.625% 2008	8,800	9,174
PSEG Power LLC 7.75% 2011	7,500	8,280
PSEG Power LLC 5.00% 2014	10,000	9,547
NiSource Finance Corp. 7.625% 2005	9,000	9,009
NiSource Finance Corp. 7.875% 2010	15,000	16,692
Alabama Power Co., Series U, 2.65% 2006	5,000	4,974
Alabama Power Co., Series X, 3.125% 2008	3,750	3,597
Alabama Power Co., Series R, 4.70% 2010	1,250	1,229
Southern Power Co., Series B, 6.25% 2012	9,000	9,443
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,050
Duke Capital Corp. 7.50% 2009	7,000	7,539
Duke Capital Corp. 6.25% 2013	4,500	4,667
Duke Capital Corp. 5.50% 2014	5,000	4,950
Duke Capital LLC 5.668% 2014	1,500	1,496
Reliant Energy Resources Corp. 7.75% 2011	13,000	14,373
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,221
Cilcorp Inc. 8.70% 2009	9,000	10,019
Cilcorp Inc. 9.375% 2029	3,000	4,142
Exelon Corp. 6.75% 2011	1,000	1,058
Exelon Generation Co., LLC 6.95% 2011	11,300	12,158
Constellation Energy Group, Inc. 6.125% 2009	12,000	12,350
Progress Energy, Inc. 6.75% 2006	5,000	5,032
Progress Energy, Inc. 5.85% 2008	2,500	2,546
Progress Energy, Inc. 7.10% 2011	2,500	2,678
Appalachian Power Co., Series G, 3.60% 2008	6,770	6,549
Oncor Electric Delivery Co. 6.375% 2015	5,000	5,270
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	4,032
MidAmerican Energy Co. 4.65% 2014	3,200	3,057
Tri-State Generation and Transmission Association Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,9]	2,965	3,017
		675,222

INFORMATION TECHNOLOGY — 1.09%
Electronic Data Systems Corp. 6.334% 2006	10,000	10,076
Electronic Data Systems Corp. 7.125% 2009	43,250	45,752
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	137,150	138,501
Celestica Inc. 7.875% 2011	56,905	56,620
Celestica Inc. 7.625% 2013	36,195	35,381
Motorola, Inc. 4.608% 2007	10,000	9,955
Motorola, Inc. 8.00% 2011	38,985	45,022
Motorola, Inc. 5.22% 2097	14,506	11,693
Sanmina-SCI Corp. 10.375% 2010	35,500	39,050
Sanmina-SCI Corp. 6.75% 2013	19,000	17,860
Jabil Circuit, Inc. 5.875% 2010	53,450	54,232
Flextronics International Ltd. 6.50% 2013	47,375	47,730
Amkor Technology, Inc. 10.50% 2009	8,910	7,663
Amkor Technology, Inc. 7.125% 2011	28,975	25,208
Amkor Technology, Inc. 7.75% 2013	11,000	9,433
SunGard Data Systems Inc. 9.125% 2013[3]	17,000	17,340
SunGard Data Systems Inc. 10.25% 2015[3]	8,000	7,970
Xerox Corp. 7.125% 2010	21,000	21,945
Nortel Networks Ltd. 6.125% 2006	$21,000	$21,053
Freescale Semiconductor, Inc. 6.875% 2011	15,000	15,563
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011	975	921
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 7.12% 2011[5]	7,275	7,184
Solectron Corp., Series B, 7.375% 2006	5,450	5,491
Hyundai Semiconductor America, Inc. 8.625% 2007[3]	4,860	5,011
		656,654

HEALTH CARE — 0.78%
HCA Inc. 7.125% 2006	7,785	7,908
Columbia/HCA Healthcare Corp. 7.00% 2007	6,250	6,417
Columbia/HCA Healthcare Corp. 8.85% 2007	12,500	13,017
Columbia/HCA Healthcare Corp. 7.25% 2008	1,000	1,037
HCA Inc. 5.50% 2009	16,900	16,547
Columbia/HCA Healthcare Corp. 8.70% 2010	9,500	10,334
HCA — The Healthcare Co. 8.75% 2010	7,750	8,518
HCA — The Healthcare Co. 7.875% 2011	40,000	42,702
Tenet Healthcare Corp. 6.375% 2011	17,300	15,181
Tenet Healthcare Corp. 9.875% 2014	31,625	30,755
Tenet Healthcare Corp. 9.25% 2015[3]	13,000	12,383
Warner Chilcott Corp. 8.75% 2015[3]	61,065	56,485
Cardinal Health, Inc. 6.75% 2011	26,500	28,227
Cardinal Health, Inc. 4.00% 2015	25,000	22,167
American Medical Response, Inc. and EmCare Holdings, Inc. 10.00% 2015[3]	29,470	32,270
Quintiles Transnational Corp. 10.00% 2013	13,050	14,469
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014[8]	20,660	14,927
Aetna Inc. 7.375% 2006	22,000	22,196
Aetna Inc. 7.875% 2011	4,500	5,050
Health Net, Inc. 9.875% 2011[5]	19,080	22,224
Team Health, Inc. 9.00% 2012	14,845	16,775
Triad Hospitals, Inc. 7.00% 2012	15,000	15,300
Humana Inc. 7.25% 2006	13,375	13,555
Select Medical Corp. 7.625% 2015	1,000	933
Select Medical Holdings Corp. 9.933% 2015[3,5]	9,250	9,111
Amgen Inc. 4.00% 2009	9,125	8,842
Concentra Operating Corp. 9.50% 2010	4,975	5,149
Concentra Operating Corp. 9.125% 2012	2,905	3,007
HealthSouth Corp. 8.375% 2011	1,400	1,344
HealthSouth Corp. 7.625% 2012	6,600	6,237
MedCath Holdings Corp. 9.875% 2012	3,875	4,127
Wyeth 4.375% 2008[5]	2,500	2,473
		469,667

CONSUMER STAPLES — 0.77%
Ahold Finance U.S.A., Inc. 6.25% 2009	40,789	41,299
Ahold Finance U.S.A., Inc. 8.25% 2010	42,170	45,544
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[9]	12,277	13,205
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[9]	14,400	16,065
Rayovac Corp. 8.50% 2013	30,000	27,300
Spectrum Brands, Inc. 7.375% 2015	49,775	43,242
Delhaize America, Inc. 7.375% 2006	10,000	10,157
Delhaize America, Inc. 8.125% 2011	35,345	37,924
Rite Aid Corp. 9.50% 2011	$4,500	$4,748
Rite Aid Corp. 6.875% 2013	15,715	13,122
Rite Aid Corp. 9.25% 2013	26,800	24,924
Rite Aid Corp. 7.50% 2015	2,500	2,325
Jean Coutu Group (PJC) Inc. 7.625% 2012	2,500	2,469
Jean Coutu Group (PJC) Inc. 8.50% 2014	33,500	31,239
Kraft Foods Inc. 6.25% 2012	14,000	14,736
Kraft Foods Inc. 6.50% 2031	5,000	5,407
Stater Bros. Holdings Inc. 7.37% 2010[5]	6,525	6,427
Stater Bros. Holdings Inc. 8.125% 2012	12,275	12,060
Anheuser-Busch Companies, Inc. 9.00% 2009	10,000	11,516
Anheuser-Busch Companies, Inc. 4.70% 2012	4,000	3,950
Playtex Products, Inc. 8.00% 2011	10,000	10,488
Pepsi Bottling Group, Inc. 5.625% 2009[3]	10,000	10,242
CVS Corp. 5.789% 2026[3,9]	7,181	7,217
CVS Corp. 5.298% 2027[3,9]	3,008	2,906
Diageo Finance BV 5.30% 2015	10,000	9,973
Cadbury Schweppes US Finance LLC 5.125% 2013[3]	10,000	9,867
SUPERVALU INC. 7.50% 2012	8,025	8,582
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 5.24% 2017[3,9,12]	8,285	6,302
Kellogg Co. 7.45% 2031	5,000	6,139
Gold Kist Inc. 10.25% 2014	5,306	5,969
PepsiAmericas, Inc. 4.875% 2015	6,000	5,844
Duane Reade Inc. 8.37% 2010[5]	6,000	5,730
Molson Coors Capital Finance ULC 4.85% 2010[3]	5,000	4,916
Pathmark Stores, Inc. 8.75% 2012	1,870	1,767
		463,601

ASSET-BACKED OBLIGATIONS[9]— 0.56%
CWABS, Inc., Series 2004-12, Class 2-AV-2, 4.318% 2033[5]	11,750	11,773
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035	14,250	13,900
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036	11,330	11,211
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[3]	10,000	9,817
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	20,000	19,906
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]	13,517	3,379
Green Tree Financial Corp., Series 1995-2, Class B-2, 8.80% 2026[6]	9,716	4,178
Green Tree Financial Corp., Series 1996-2, Class B-2, 7.90% 2027[6]	9,138	1
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]	7,345	1
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[6]	17,655	16,772
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]	4,493	—
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.13% 2013[5]	18,000	17,963
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009	4,662	4,628
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	9,000	8,894
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020	12,500	12,356
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FL, 9.044% 2007[3,5]	5,000	5,153
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[3]	5,000	5,206
Home Equity Asset Trust, Series 2004-7, Class M-1, 4.658% 2035[5]	10,000	10,078
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 4.531% 2035[5]	10,000	10,003
Providian Master Note Trust, Series 2005-A-1-A, Class A, 4.03% 2012[3,5]	10,000	9,988
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[3]	10,000	9,861
MBNA Master Credit Card Trust II, Series 1999-D, Class C, 6.95% 2008[3]	4,700	4,765
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 4.57% 2013[5]	5,000	5,091
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	10,000	9,817
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	9,761
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	$8,144	$8,208
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 4.338% 2033[5]	1,479	1,480
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 4.358% 2034[5]	9,407	9,428
Mediterranean Re PLC, Class B, 9.652% 2005[3,5]	9,000	9,063
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	8,900	8,704
First USA Credit Card Master Trust, Series 1997-4, Class C, 4.97% 2010[3,5]	6,500	6,529
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[3]	2,000	2,044
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	7,706	8,038
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[3]	8,000	7,931
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 4.788% 2033[5]	7,000	7,064
CitiFinancial Mortgage Securities Inc., Series 2003-3, Class AF-5, 4.553% 2033	6,500	6,302
MMCA Auto Owner Trust, Series 2001-4, Class B, 4.84% 2008	559	559
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	3,266	3,237
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009	1,878	1,863
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010	5,629	5,593
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 4.348% 2035[5]	5,000	5,009
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	5,000	4,931
Centex Home Equity Loan Trust, Series 2005-A, Class AF-3, 4.14% 2028	5,000	4,912
Chevy Chase Auto Receivables Trust, Series 2001-2, Class B, 5.16% 2008	4,332	4,338
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-3, 4.988% 2024[5]	3,500	3,528
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[3]	3,163	3,152
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[3]	2,014	1,983
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1, Series 1997-1, Class A-7, 6.42% 2008	1,925	1,943
Drivetime Auto Owner Trust, Series 2003-A, Class A-3, XLCA insured, 2.524% 2008[3]	1,848	1,838
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[3]	514	511
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[3]	841	831
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[3]	1,326	1,341
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	1,250	1,284
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[3,5,11]	3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.99% 2004[3,5,11]	5,000	225
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[3,6]	1,000	45
		336,416

NON-U.S. GOVERNMENT BONDS & NOTES — 0.25%
United Mexican States Government Global 4.625% 2008	10,000	9,893
United Mexican States Government Global 8.625% 2008	5,000	5,415
United Mexican States Government Eurobonds, Global 8.375% 2011	3,000	3,420
United Mexican States Government Eurobonds, Global 7.50% 2012	6,310	7,007
United Mexican States Government Global 6.375% 2013	7,500	7,875
United Mexican States Government Global 11.375% 2016	29,684	42,968
United Mexican States Government Global 8.125% 2019	2,061	2,470
United Mexican States Government Global 8.30% 2031	1,965	2,412
United Mexican States Government Global 7.50% 2033	2,833	3,218
Russian Federation 8.25% 2010	25,250	27,012
Russian Federation 8.25% 2010[3]	10,000	10,698
Russian Federation 5.00%/7.50% 2030[8]	7,770	8,644
State of Qatar 9.75% 2030	9,000	13,365
El Salvador (Republic of) 7.75% 2023	3,000	3,263
El Salvador (Republic of) 7.75% 2023[3]	1,250	1,359
Banque Centrale de Tunisie 7.375% 2012	3,500	3,889
		152,908

MUNICIPALS — 0.09%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033	$19,750	$21,703
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 4.375% 2019	1,945	1,940
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024	9,625	10,630
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	9,125	9,676
State of Louisiana,Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,805	4,792
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006	4,500	4,494
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	4,383	4,338
		57,573

MISCELLANEOUS — 0.01%
Other bonds & notes in initial period of acquisition		4,244

Total bonds & notes (cost: $13,802,335,000)		13,789,851

Short-term securities — 10.43%

Federal Home Loan Bank 3.555%-3.86% due 11/2-12/21/2005	846,843	844,163
Freddie Mac 3.58%-3.99% due 11/3/2005-1/10/2006[13]	516,400	513,926
Wells Fargo & Co. 3.75%-4.07% due 11/1-12/29/2005	325,000	325,002
CAFCO, LLC 3.68%-4.16% due 11/3/2005-1/20/2006[3]	309,400	308,227
Wal-Mart Stores Inc. 3.63%-3.89% due 12/6-12/13/2005[3]	291,900	290,640
Clipper Receivables Co., LLC 3.67%-3.71% due 11/7-11/29/2005[3]	278,000	277,490
International Lease Finance Corp. 3.66%-3.96% due 11/14-12/19/2005[13]	276,400	275,537
International Bank for Reconstruction and Development 3.54%-3.80% due 11/8-12/19/2005	262,600	261,509
Gannett Co. 3.73%-3.94% due 11/3-12/7/2005[3]	257,400	256,672
Federal Farm Credit Banks 3.58%-3.77% due 11/1-12/27/2005	240,000	239,018
Bank of America Corp. 3.68%-4.04% due 11/3/2005-1/11/2006	125,000	124,377
Ranger Funding Co. LLC 3.95%-3.97% due 11/29-11/30/2005[3]	100,719	100,392
General Electric Capital Services, Inc. 3.64%-4.07% due 11/1/2005-1/13/2006	125,800	125,315
General Electric Capital Corp. 3.64% due 11/1/2005	41,100	41,096
Edison Asset Securitization LLC 3.86%-3.94% due 11/21-12/14/2005[3]	55,600	55,460
Variable Funding Capital Corp. 3.73%-4.05% due 12/5/2005-1/12/2006[3]	217,313	216,141
U.S. Treasury Bills 3.37%-3.627% due 12/1-12/29/2005	205,100	204,362
Park Avenue Receivables Co., LLC 3.85%-3.89% due 11/15-12/2/2005[3]	87,944	87,783
Preferred Receivables Funding Corp. 3.84%-4.00% due 11/9-12/7/2005[3]	94,341	94,050
Procter & Gamble Co. 3.71%-3.91% due 11/30-12/21/2005[3]	169,900	169,130
DuPont (E.I.) de Nemours & Co. 3.71%-3.76% due 11/8-12/5/2005	165,000	164,633
Pfizer Inc 3.71%-4.045% due 11/17/2005-1/19/2006[3]	146,000	145,412
HSBC Finance Corp. 3.73%-4.13% due 11/9/2005-1/30/2006	141,200	140,367
Coca-Cola Co. 3.60%-3.89% due 11/4-12/13/2005	90,200	90,059
Triple-A One Funding Corp. 3.68%-3.92% due 11/1-11/18/2005[3]	84,813	84,726
Tennessee Valley Authority 3.63% due 12/15/2005	76,800	76,417
American Express Credit Corp. 3.67%-4.07% due 11/8/2005-1/4/2006	75,700	75,412
NetJets Inc. 3.70%-3.90% due 11/28-12/21/2005[3]	75,000	74,694
Private Export Funding Corp. 4.08%-4.12% due 1/24-1/26/2006[3]	70,000	69,317
PepsiCo Inc. 3.73% due 11/4/2005[3]	42,300	42,282
Concentrate Manufacturing of Ireland 3.93% due 11/28/2005	25,000	24,924
BellSouth Corp. 3.74% due 11/18/2005[3]	$50,000	$49,906
Illinois Tool Works Inc. 3.92% due 11/21/2005	50,000	49,886
IBM Capital Inc. 3.88% due 12/16/2005[3]	50,000	49,757
Abbott Laboratories Inc. 3.72% due 11/3/2005[3]	49,000	48,985
Fannie Mae 3.81% due 12/7/2005	40,400	40,242
3M Co. 3.71% due 1/4/2006	40,000	39,711
Bank of New York Co., Inc. 3.72%-3.93% due 11/1-11/30/2005	36,800	36,758
United Parcel Service Inc. 3.70% due 12/5/2005	36,000	35,868
Anheuser-Busch Companies, Inc. 3.68%-3.70% due 12/12-12/16/2005[3,13]	35,675	35,510
FCAR Owner Trust I 3.86% due 11/17/2005	30,000	29,945
USAA Capital Corp. 3.64% due 11/15/2005	25,000	24,962
Avon Capital Corp. 3.95% due 11/23/2005[3]	25,000	24,937
Hershey Co. 3.99% due 12/13/2005[3]	23,400	23,288
Estée Lauder Companies Inc. 3.90% due 12/6/2005[3]	20,000	19,922
Medtronic Inc. 3.73% due 11/1/2005[3]	2,200	2,200

Total short-term securities (cost: $6,310,757,000)		6,310,410

Total investment securities (cost: $54,778,944,000)		60,680,912
Other assets less liabilities		(213,433)

Net assets		$60,467,479

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
2Security did not produce income during the last 12 months.
3Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,470,212,000, which represented 9.05% of the net assets of the fund.
4Valued under fair value procedures adopted by authority of the Board of Directors.
5Coupon rate may change periodically.
6Company not making scheduled interest or dividend payments; bankruptcy proceedings pending.
7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Step bond; coupon rate will increase at a later date.
9Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
10Index-linked bond whose principal amount moves with a government retail price index.
11Company did not make principal payment upon scheduled maturity date; reorganization pending.
12Scheduled interest payments not made; reorganization pending.
13This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended October 31, 2005, appear below.

Company	Beginning shares or principal amount	Purchases	Sales	Ending shares or principal amount	Dividend and interest income (000)	Market value of affiliates at 10/31/05 (000)

R.R. Donnelley & Sons Co.	13,474,000	—	—	13,474,000	3,503	471,859
iStar Financial, Inc.	7,240,000	—	—	7,240,000	5,303	266,939
iStar Financial, Inc. 5.375% 2010	10,925,000	—	—	10,925,000	148	10,818
iStar Financial, Inc., Series F, 7.80%
cumulative redeemable preferred	400,000	—	—	400,000	195	10,160
iStar Financial, Inc., Series B, 5.125% 2011	10,000,000	—	—	10,000,000	136	9,700
iStar Financial, Inc. 7.00% 2008	6,525,000	—	—	6,525,000	88	6,762
iStar Financial, Inc., Series B, 4.875% 2009	5,000,000	—	—	5,000,000	70	4,917
iStar Financial, Inc. 6.05% 2015	4,285,000	—	—	4,285,000	65	4,280
iStar Financial, Inc. 6.00% 2010	3,750,000	—	—	3,750,000	57	3,798
iStar Financial, Inc. 8.75% 2008	1,028,000	—	—	1,028,000	16	1,116
Arthur J. Gallagher & Co.	5,383,200	20,500	—	5,403,700	1,513	158,977
Montpelier Re Holdings Ltd.	4,120,000	345,000	—	4,465,000	1,607	89,746
Tupperware Corp.	3,125,500	739,500	—	3,865,000	688	88,624
Sunstone Hotel Investors, Inc.	2,438,400	670,000	—	3,108,400	886	69,628
Premier Farnell PLC	—	23,550,000	—	23,550,000	1,699	57,881
Beverly Hills Bancorp Inc.	1,939,517	—	—	1,939,517	243	19,783
Clarent Hospital Corp.	484,684	—	—	484,684	—	242
					$16,217	$1,275,230

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 7,213,357
Gross unrealized depreciation on investment securities	(1,328,255)
Net unrealized appreciation on investment securities	5,885,102
Cost of investment securities for federal income tax purposes	54,795,810

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INCOME FUND OF AMERICA, INC.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Hilda L. Applbaum
Hilda L. Applbaum, Vice Chairman and PEO

Date: December 29, 2005

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and PFO

Date: December 29, 2005